PREPAYMENTS AND OTHER CURRENT ASSETS (Details)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
PREPAYMENTS AND OTHER CURRENT ASSETS [Abstract]
Value-added tax deductable		463,771,911	209,695,401
Prepayment for share repurchase		25,173,532	25,963,848
Employee advances		10,357,581	13,660,674
Prepayment for income tax		5,992,644	6,390,847
Deposits for customs duty, rental and open bidding for solar projects		50,614,427	46,450,079
Receivable from insurance company		24,359	81,388,706
Prepaid insurance premium, rent, and others		21,608,096	18,040,237
Others		14,311,425	11,741,001
Prepaid Expense and Other Assets, Current, Total	$ 97,767,312	591,853,975	413,330,793